Organization and Principal Activities - Schedule of Subsidiaries Company (Details)	12 Months Ended
Sep. 30, 2025
Smart Digital Group Limited [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Nov. 03, 2022
Place of Incorporation	Cayman Islands
% of Ownership	100.00%
Principal Activities	Holding company
Smart Digital Meta Pte. Ltd. [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Oct. 01, 2020
Place of Incorporation	Singapore
% of Ownership	100.00%
Principal Activities	Providing business planning and consulting service
Smart Digital (HK) Culture Limited [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Nov. 18, 2022
Place of Incorporation	Hong Kong, China
% of Ownership	100.00%
Principal Activities	Holding company
Aosi Production Co., Ltd. [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Dec. 28, 2018
Place of Incorporation	Macau, China
% of Ownership	100.00%
Principal Activities	Providing internet media, and business planning and consulting,
Smart Digital (Guangzhou) Times Culture Development Co., Ltd. [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Dec. 30, 2022
Place of Incorporation	Guangzhou, China
% of Ownership	100.00%
Principal Activities	Holding company
Zhuhai Hengqin Aosi Cultural Communication Co., Ltd. [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Apr. 03, 2023
Place of Incorporation	Zhuhai, China
% of Ownership	100.00%
Principal Activities	Holding company
Xiamen Liubenmu Culture Media Co., Ltd. [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation	Feb. 07, 2018
Place of Incorporation	Xiamen, China
% of Ownership	100.00%
Principal Activities	Providing event planning and execution service